INTANGIBLE ASSETS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	$ 58,085	$ 51,137
Balances at end	63,219	58,085
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	1,656	2,060
Balances at end	1,200	1,656
Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	56,429	49,077
Balances at end	62,019	56,429
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	297,713	270,432
Acquisitions	32,624	27,281
Disposals and impairment	(5,290)
Other
Balances at end	325,047	297,713
Gross carrying amount [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	10,932	10,932
Acquisitions
Disposals and impairment
Other
Balances at end	10,932	10,932
Gross carrying amount [Member] | Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	286,781	259,500
Acquisitions	32,624	27,281
Disposals and impairment	(5,290)
Other
Balances at end	314,115	286,781
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	(239,628)	(219,295)
Year's amortization	(22,200)	(20,333)
Other
Balances at end	(261,828)	(239,628)
Accumulated depreciation and amortisation [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	(9,276)	(8,872)
Year's amortization	(456)	(404)
Other
Balances at end	(9,732)	(9,276)
Accumulated depreciation and amortisation [Member] | Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	(230,352)	(210,423)
Year's amortization	(21,744)	(19,929)
Other
Balances at end	$ (252,096)	$ (230,352)